Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Class R5 | INVESCO PACIFIC GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks (including depositary receipts) and preferred stocks of companies which have a principal place of business in, or which derive a majority of their revenues from business in, Asia, Australia or New Zealand (including emerging market or developing countries). Effective on April 29, 2013, the previous sentence will be replaced with the following: The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers in the Pacific region, and in other instruments that have economic characteristics similar to such securities. The Fund uses various criteria to determine whether an issuer is in the Pacific region, including whether (1) it is organized under the laws of a country in the Pacific region, (2) it has a principal office in a country in the Pacific region, (3) it derives 50% or more of its total revenues from business in a country in the Pacific region, or (4) its securities are trading principally on a security exchange, or in an over-the-counter market, in a country in the Pacific region.

The Fund invests primarily in equity securities and depositary receipts. The principal types of equity securities in which the Fund invests are common and preferred stocks.

The Fund invests primarily in securities of issuers that are considered by the Fund's portfolio managers to have potential for earnings or revenue growth.

The Fund may invest in the securities of issuers of all capitalization sizes; however, the Fund may invest a significant amount of its net assets in the securities of small- and mid-capitalization issuers.

The Fund may also invest up to 100% of its net assets in foreign securities, including securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles.

The Fund seeks to benefit from the distinct investment approaches of two investment teams—one that manages stock selection in Asia Pacific region issuers (excluding Japan) and one that is responsible for stock decisions in Japanese issuers.

The process of the investment team that manages investments in Asia Pacific region issuers (excluding Japanese) investments combines a disciplined bottom-up and top-down multifactor analysis. Regional exposure within the Fund is constructed using a subset of country model portfolios. Country specialists are responsible for selecting stocks within a country based on proprietary research and analysis. The country weightings within the Fund reflect both bottom-up opportunities and top-down country preferences.

The process of the investment team that manages Japanese investments consists of bottom-up stock selection and portfolio construction. Starting with the stocks listed on the Tokyo Stock Exchange First Section, the team uses liquidity and a valuation screen to focus on the least expensive quartile group based on price-to-earnings, price-to-book or price-to-cash flow. They then use a fundamentals screening process to narrow the results down to a small group of names. Next, they conduct in-depth research, including company visits and management interviews, to define the potential value and growth opportunity of companies from a long-term perspective. When choosing a stock and deciding its weighting, the team's confidence level, relative valuation and liquidity are key considerations. In portfolio construction, the team also emphasizes portfolio balance, creating diversification among different types of undervalued securities based on the team's value definition.

Both investment teams consider selling a Fund holding if:
  They believe the stock is trading significantly above its fair value.
  They believe a stock has negative earnings momentum or sequential earnings downgrades, unless its valuation is already very low or distressed.
  They see a permanent, fundamental deterioration in a company's business prospects.
  They identify a more attractive investment opportunity elsewhere.
		In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Market Risk. The prices of and the income generated by the Fund's securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Developing/Emerging Markets Securities Risk. Securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Geographic Focus Risk. From time to time the Fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund's investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.

Small- and Mid-Sized Capitalization Risk. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Foreign Securities Risk. The Fund's foreign investments may be affected by changes in a foreign country's exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Management Risk. The investment techniques and risk analysis used by the Fund's portfolio managers may not produce the desired results.

		Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s and the Morgan Stanley Pacific Growth Fund Inc.’s (the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

		Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s and the Morgan Stanley Pacific Growth Fund Inc.’s (the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
2012	rr_AnnualReturn2012	15.04%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended March 31, 2012): 10.98% Worst Quarter (ended June 30, 2012): -7.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.29%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class R5 | INVESCO PACIFIC GROWTH FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.87%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
1 Year	rr_ExpenseExampleYear01	139
3 Years	rr_ExpenseExampleYear03	434
5 Years	rr_ExpenseExampleYear05	750
10 Years	rr_ExpenseExampleYear10	1,646
1 Year	rr_AverageAnnualReturnYear01	15.04%	[1]
5 Years	rr_AverageAnnualReturnYear05	(3.06%)	[1]
10 Years	rr_AverageAnnualReturnYear10	10.05%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2011	[1]
Class R5 | INVESCO PACIFIC GROWTH FUND | Return After Taxes on Distributions | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.91%	[1]
5 Years	rr_AverageAnnualReturnYear05	(3.09%)	[1]
10 Years	rr_AverageAnnualReturnYear10	10.03%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2011	[1]
Class R5 | INVESCO PACIFIC GROWTH FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.94%	[1]
5 Years	rr_AverageAnnualReturnYear05	(2.48%)	[1]
10 Years	rr_AverageAnnualReturnYear10	9.05%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2011	[1]
Class R5 | INVESCO PACIFIC GROWTH FUND | MSCI EAFE® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
10 Years	rr_AverageAnnualReturnYear10	8.21%
Class R5 | INVESCO PACIFIC GROWTH FUND | MSCI All Country Asia Pacific Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.78%	[2]
5 Years	rr_AverageAnnualReturnYear05	(1.48%)	[2]
10 Years	rr_AverageAnnualReturnYear10	9.73%	[2]
Class R5 | INVESCO PACIFIC GROWTH FUND | Custom Pacific Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.69%	[2]
5 Years	rr_AverageAnnualReturnYear05	10.59%	[2]
10 Years	rr_AverageAnnualReturnYear10	10.69%	[2]
Class R5 | INVESCO PACIFIC GROWTH FUND | Lipper Pacific Region Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.50%
5 Years	rr_AverageAnnualReturnYear05	(0.23%)
10 Years	rr_AverageAnnualReturnYear10	11.15%

[1]	Class R5 shares' performance shown prior to the inception date is that of the Fund's (and the predecessor fund's) Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement. The inception date of the predecessor fund's Class A shares is July 28, 1997.
[2]	The Fund has elected to use the MSCI All Country Asia Pacific Index to represent its style specific benchmark rather than the Custom Pacific Growth Index because the MSCI All Country Asia Pacific Index more closely reflects the performance of the types of securities in which the Fund invests.